UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21654
-----

Pioneer Floating Rate Trust
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
----------------------------------------------------
(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
----------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  July 1, 2012 to June 30, 2013

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Floating Rate Trust

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 20, 2013
----------------------

====================== Pioneer Floating Rate Trust =============================

DELTA AIR LINES, INC.

Ticker:       DAL            Security ID:  247361702
Meeting Date: JUN 27, 2013   Meeting Type: Annual
Record Date:  MAY 03, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Richard H. Anderson      For       For          Management
1b    Elect Director Edward H. Bastian        For       For          Management
1c    Elect Director Roy J. Bostock           For       For          Management
1d    Elect Director John S. Brinzo           For       For          Management
1e    Elect Director Daniel A. Carp           For       For          Management
1f    Elect Director David G. DeWalt          For       For          Management
1g    Elect Director William H. Easter, III   For       For          Management
1h    Elect Director Mickey P. Foret          For       For          Management
1i    Elect Director Shirley C. Franklin      For       For          Management
1j    Elect Director David R. Goode           For       For          Management
1k    Elect Director George N. Mattson        For       For          Management
1l    Elect Director Paula Rosput Reynolds    For       For          Management
1m    Elect Director Kenneth C. Rogers        For       For          Management
1n    Elect Director Kenneth B. Woodrow       For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management
4     Stock Retention/Holding Period          Against   Against      Shareholder

--------------------------------------------------------------------------------

GENON ENERGY, INC.

Ticker:       GEN            Security ID:  37244E107
Meeting Date: NOV 09, 2012   Meeting Type: Special
Record Date:  OCT 05, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management
3     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

NRG ENERGY, INC.

Ticker:       NRG            Security ID:  629377508
Meeting Date: APR 25, 2013   Meeting Type: Annual
Record Date:  MAR 01, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Kirbyjon H. Caldwell     For       For          Management
1.2   Elect Director David Crane              For       For          Management
1.3   Elect Director Kathleen A. McGinty      For       For          Management
1.4   Elect Director Evan J. Silverstein      For       For          Management
1.5   Elect Director Thomas H. Weidemeyer     For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management

========== END NPX REPORT